RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS - Additional Information (Details) - USD ($)					1 Months Ended	12 Months Ended
	Aug. 26, 2020	Aug. 20, 2020	Jan. 04, 2019	Dec. 26, 2018	Dec. 26, 2018	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Restricted net assets						$ 5,008,022	$ 4,883,123
Common stock, shares authorized						50,000,000	50,000,000
Common stock par value, per share						$ 0.001	$ 0.001
Common stock, shares issued						11,675,216	11,640,820
Proceeds from issuance of shares						$ 110,747
Direct offering costs	$ 2,760		$ 26,399	$ 2,103,816
IPO
Condensed Balance Sheet Statements, Captions [Line Items]
Number of shares sold			19,361	1,241,459
Selling price			$ 5	$ 5	$ 5
Gross proceeds			$ 96,805	$ 6,207,295
Proceeds from issuance of shares					$ 6,207,295
Direct offering costs			$ 26,399	$ 2,103,816
Security Purchase Agreement
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, shares authorized		34,396
Common stock par value, per share		$ 3.3
Proceeds from issuance of shares		$ 113,507